Intangible assets, net - Schedule of Estimated Aggregate Amortization Expense (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Intangible assets, net
2020	$ 1,186
2021	1,010
2022	976
2023	963
2024 and thereafter	$ 5,291